CONSOLIDATED STATEMENT OF EQUITY (USD $) In Millions	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income (Loss), Net [Member]	Noncontrolling Interests [Member]
Balance at beginning of year at Dec. 31, 2010	$ 9,217	$ 3	$ 9,444	$ 54	$ (291)	$ 7
Net income	1,667	0	0	1,665	0	2
Other comprehensive income (loss)	(268)	0	0	0	(268)	0
Comprehensive income	1,399	0	0	1,665	(268)	2
Repurchase and retirement of common stock	(2,632)	0	(992)	(1,640)	0	0
Cash dividends declared ($1.92 per share in 2011, $2.24 per share in 2012 and $2.60 per share in 2013)	(643)	0	(632)	(11)	0	0
Equity-based compensation expense	113	0	113	0	0	0
Shares issued upon exercise of stock options	114	0	114	0	0	0
Taxes paid in lieu of shares issued for equity-based compensation	(29)	0	(29)	0	0	0
Other changes	(2)	0	0	0	0	(2)
Balance at end of year at Dec. 31, 2011	7,537	3	8,018	68	(559)	7
Net income	2,159	0	0	2,155	0	4
Other comprehensive income (loss)	(104)	0	0	0	(104)	0
Comprehensive income	2,055	0	0	2,155	(104)	4
Repurchase and retirement of common stock	(1,865)	0	(562)	(1,303)	0	0
Cash dividends declared ($1.92 per share in 2011, $2.24 per share in 2012 and $2.60 per share in 2013)	(700)	0	(143)	(557)	0	0
Equity-based compensation expense	130	0	130	0	0	0
Excess tax benefit realized from equity-based compensation	62	0	62	0	0	0
Shares issued upon exercise of stock options	140	0	140	0	0	0
Taxes paid in lieu of shares issued for equity-based compensation	(45)	0	(45)	0	0	0
Acquisition of noncontrolling interest	(32)	0	(27)	0	0	(5)
Other changes	1	0	3	0	0	(2)
Balance at end of year at Dec. 31, 2012	7,283	3	7,576	363	(663)	4
Net income	1,954	0	0	1,954	0	0
Other comprehensive income (loss)	707	0	0	0	707	0
Comprehensive income	2,661	0	0	1,954	707	0
Repurchase and retirement of common stock	(2,526)	0	(608)	(1,918)	0	0
Cash dividends declared ($1.92 per share in 2011, $2.24 per share in 2012 and $2.60 per share in 2013)	(758)	0	(305)	(453)	0	0
Equity-based compensation expense	128	0	128	0	0	0
Excess tax benefit realized from equity-based compensation	92	0	92	0	0	0
Shares issued upon exercise of stock options	138	0	138	0	0	0
Taxes paid in lieu of shares issued for equity-based compensation	(68)	0	(68)	0	0	0
Other changes	(3)	0	(2)	(1)	0	0
Balance at end of year at Dec. 31, 2013	$ 6,947	$ 3	$ 6,951	$ (55)	$ 44	$ 4